Stock Option and Incentive Plan Stock Option and Incentive Plan and Stock Purchase Plan (Tables)	12 Months Ended
Dec. 31, 2013
Stock Option and Incentive Plan and Stock Purchase Plan [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	324,938	$32.65
Granted	146,844	$92.71
Exercised	(316,159)	$32.63
Canceled	—	$—
Outstanding at December 31, 2011	155,623	$89.35
Granted	186,007	$107.23
Exercised	(22,823)	$72.42
Canceled	(24,280)	$100.15
Outstanding at December 31, 2012	294,527	$101.06
Granted	252,220	$104.50
Exercised	—	$—
Canceled	—	$—
Special dividend adjustment	12,076	$100.44
Outstanding at December 31, 2013	558,823	$100.43

Schedule of Stock Options Outstanding [Table Text Block]
The following table summarizes information about stock options outstanding at December 31, 2013:

Options Outstanding				Options Exercisable
Exercise Prices	Number Outstanding at 12/31/13	Remaining Contractual Life	Exercise Price	Number Exercisable at 12/31/13	Exercise Price
$90.71	131,837	7.1 years	$90.71	80,240	$90.71
$99.94	51,971	9.3 years	$99.94	—	$—
$102.83	205,821	9.1 years	$102.83	48,026	$102.83
$105.25	169,194	8.1 years	$105.25	71,602	$105.25